Recapitalization - Schedule of Number of Predecessor HBC Shares (Details) - shares	Dec. 31, 2024	Mar. 31, 2024
Predecessor HBC Shares [Member]
Schedule of Number of Predecessor HBC Shares [Line Items]
Common stock	1,000	1,000
Shares issued to shareholders of Predecessor HBC [Member]
Schedule of Number of Predecessor HBC Shares [Line Items]
Common stock	1,396,000	1,396,000